Assets held for sale	12 Months Ended
Dec. 31, 2017
Assets held for sale [abstract]
Assets held for sale

11. Assets held for sale

During the year ended December 31, 2017, it was determined that certain plant and equipment were no longer be required for mining operations at the San Jose Mine and became available for immediate sale.  As a result, the Company wrote-down the carrying amount of these assets by $901 to their estimated fair value of $1,701 and transferred the balance from property, plant and equipment to assets held for sale.